Schedule III-Supplementary Insurance Information	12 Months Ended
Dec. 31, 2017
Supplementary Insurance Information [Abstract]
Schedule III-Supplementary Insurance Information
Schedule III — Supplementary Insurance Information

	Future policy benefits and expenses	Unearned premiums	Claims and benefits payable	Premium revenue	Net investment income	Benefits claims, losses and settlement expenses	Other operating expenses*
	(in millions)
2017	$294.1	$2.9	$89.3	$1.0	$2.1	$0.4	$0.7
2016	$289.3	$3.2	$96.7	$4.5	$2.4	$3.0	$1.2
2015	$216.6	$4.0	$107.1	$21.7	$6.0	$16.3	$6.7
* Includes underwriting, general and administrative expenses and goodwill impairment.